Document and Entity Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2010 E Ordinary Shares [Member]	Dec. 31, 2010 A Redeemable Preference Shares [Member]	Dec. 31, 2010 B Redeemable Preference Shares [Member]
Entity Registrant Name	AngloGold Ashanti LTD
CIK	0001067428
DocumentType	20-F
End Date	Dec. 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 18,212,491,007
Entity Common Stock Shares Outstanding			381,204,080	2,806,126	2,000,000	778,896
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY